WARRANT DERIVATIVE LIABILITY	9 Months Ended
Sep. 30, 2021
Warrant Liability [Abstract]
WARRANT DERIVATIVE LIABILITY

6.WARRANT DERIVATIVE LIABILITY

The warrant derivative liability arises from Company's common share purchase warrants in connection with historical equity offerings. These warrants are priced in non-functional currency which resulted in having exercise prices that are not fixed and include features that have a cashless exercise option or a ratchet down provision. The warrants are fair valued as a non-cash financial liability using the Black-Scholes model and subsequent changes in the fair value are recorded through Net and Comprehensive Loss.

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021
	Number of Warrants	Fair value	Number of Warrants	Fair value

Balance, Opening	19,592,392	$22,589	28,969,670	$36,317
Exercised	-	-	(8,000,000)	(15,722)
Items that were classified to net loss
Expired	(637,111)	(154)	(2,014,389)	(274)
Foreign exchange adjustment	-	-	-	43
Fair value adjustment	-	(5,400)	-	(3,329)
Gain on fair value of warrant derivative		(5,554)		(3,560)
Balance, September 30, 2021	18,955,281	$17,035	18,955,281	$17,035